CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net income	$ 101,491	$ 58,534	$ 21,728
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	9,827	8,605	4,408
Share-based compensation	25,022	24,111	6,697
Accretion of discount of marketable securities, net	(1,304)	(547)
Deferred income taxes	(4,350)	(1,256)	(1,515)
Decrease (increase) in trade receivable	728	(2,340)	(2,435)
Increase in prepaid expenses and other receivables	(1,857)	(4,299)	(1,802)
Increase in inventories	(15,704)	(13,599)	(18,773)
Increase in trade payables	23,248	9,278	7,788
Increase in other accounts payable and accrued expenses and other long - term liabilities	2	8,654	23,651
Change in operating lease right-of-use assets	6,300	4,618	5,009
Change in operating lease liability	(5,712)	(4,349)	(6,321)
Other	73	45	597
Net cash provided by operating activities	137,764	87,455	39,032
Cash flows from investing activities:
Purchase of property, plant and equipment	(3,270)	(2,101)	(2,347)
Capitalization of software development costs	(4,733)	(3,518)	(5,051)
Investment in marketable securities	(59,710)	(50,012)
Proceeds from sales of marketable securities	36,277
Proceeds from maturities of marketable securities	4,939
Proceeds from maturities of short-term deposits	87,189	38,000
Investment in short term deposits	(57,189)	(98,000)	(18,000)
Acquisition of businesses, net of cash acquired		(23,173)
Other investing activities	(2,151)	(1,187)	(382)
Net cash provided by (used in) investing activities	1,352	(139,991)	(25,780)
Cash flows from financing activities:
Repurchase and retirement of common stock	(147,283)
Repayment of loans and borrowings		(4,313)	(362)
Proceeds from Initial Public Offering, net of issuance costs	(303)	53,006	(607)
Proceeds from issuance of digital securities			648
Proceeds from exercise of options	19,009	1,747	75
Tax withholding in connection with employees' exercises of share options and vested RSUs	2,907
Other financing activities	(1,629)	(1,629)
Net cash (used in) provided by financing activities	(127,299)	48,811	(246)
Effect of exchange rate fluctuations on cash and cash equivalents	(236)	(623)	(781)
Net increase (decrease) in cash, cash equivalents and restricted cash	11,581	(4,348)	12,225
Cash, cash equivalents and restricted cash at the beginning of the year	38,766	43,114	30,889
Cash, cash equivalents and restricted cash at the end of the year	50,347	38,766	43,114
Components of cash, cash equivalents, and restricted cash:
Cash and cash equivalents	50,340	36,538	40,955
Restricted cash included within prepaid expenses and other current assets	7	2,228	2,159
Total cash, cash equivalents and restricted cash	50,347	38,766	43,114
Supplemental disclosure of cash flow information:
Cash paid during the year for interest		(73)	(210)
Cash paid during the year for income tax	(35,698)	(11,228)	(1,945)
Offering costs accrued but not yet paid		2,100
Issuance of shares in connection with business combination		34,895
Conversion of Redeemable A shares and digital securities into Class A ordinary shares upon Initial Public Offering		13,085
Non-cash compensation capitalized as part of capitalization of software development costs	1,254	1,067	1,577
Lease liabilities arising from obtaining right-of-use assets	$ 15,908	$ 4,667	$ 1,079